Consolidated statement comprehensive income $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Consolidated statement comprehensive income
Net (loss) income for the year	$ (652,506)
Other comprehensive loss, net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting	(98)
Deferred income tax	101
Translation adjustment of foreign subsidiaries	(138,840)
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement	(138,837)
Other comprehensive loss, net of income tax- items that will not be reclassified to the income statement
Changes in fair value of financial liabilities that relate to changes in the Company's own credit risk	(787)
Deferred income tax	(88)
Total other comprehensive income (loss), net of income tax, items that will not be reclassified to the income statement	(875)
Other comprehensive loss for the year, net of income tax	(139,712)
Total comprehensive (loss) income for the year	(792,218)
Attributable to NEXA's shareholders	(682,132)
Attributable to non-controlling interests	(110,086)
Total comprehensive (loss) income for the year	$ (792,218)